                                                January 27, 2011

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:       Form N-14 for the Calvert VP S&P MidCap 400 Index Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-171210)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of the Registrant is Pre-Effective Amendment No. 2 to the Form N-14 for the Calvert VP S&P MidCap 400 Index Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”). The purpose of this amendment is to transmit (i) Part A and Part B of Form N‑14, which were revised to include previously omitted information and to make certain other non-material changes, (ii) the executed auditor’s consents, (iii) the executed tax and legal opinions and (iv) the final ballot.

I respectfully request that the effectiveness of this Form N-14 be accelerated and that it be declared effective on Friday, January 28, 2011.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Group, Ltd.

cc:      Michelle Roberts, Division of Investment Management